Treasury Shares	12 Months Ended
Feb. 28, 2023
Equity [Abstract]
Treasury Shares

10. TREASURY SHARES

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. Under the repurchase plan, the Group had repurchased an aggregate of 1,892,389 and 49,591 ordinary shares on the open market for a total cash consideration of RMB27,794 and RMB238 (US$34) during the years ended February 28, 2022 and 2023, which were accounted for as the cost of the treasury shares.